Earnings Per Common Share Applicable To Common Shareholders Of MUFG [Text Block]	12 Months Ended
Mar. 31, 2013
Earnings Per Common Share Applicable To Common Shareholders Of MUFG [Text Block]
20.	EARNINGS PER COMMON SHARE APPLICABLE TO COMMON SHAREHOLDERS OF MUFG

Reconciliations of net income and weighted average number of common shares outstanding used for the computation of basic EPS to the adjusted amounts for the computation of diluted EPS for the fiscal years ended March 31, 2011, 2012 and 2013 are as follows:

	2011	2012	2013
	(in millions)
Income (Numerator):
Net income attributable to Mitsubishi UFJ Financial Group	¥452,645	¥416,231	¥1,069,124
Income allocable to preferred shareholders:
Cash dividends paid	(20,940)	(17,940)	(17,940)

Net income available to common shareholders of Mitsubishi UFJ Financial Group	431,705	398,291	1,051,184

Effect of dilutive instruments:
Stock options and restricted stock units—Morgan Stanley	—	—	(336)
Convertible preferred stock—Mitsubishi UFJ Merrill Lynch PB Securities Co., Ltd.	(1,232)	(589)	—

Net income available to common shareholders of Mitsubishi UFJ Financial Group and assumed conversions	¥430,473	¥397,702	¥1,050,848

	2011	2012	2013
	(thousands of shares)
Shares (Denominator):
Weighted average common shares outstanding	14,131,567	14,140,136	14,148,060
Effect of dilutive instruments:
Convertible preferred stock	1	1	1
Stock options	13,169	16,683	21,019

Weighted average common shares for diluted computation	14,144,737	14,156,820	14,169,080

	2011	2012	2013
	(in yen)
Earnings per common share applicable to common shareholders of Mitsubishi UFJ Financial Group:
Basic earnings per common share:
Net income available to common shareholders of Mitsubishi UFJ Financial Group	¥30.55	¥28.17	¥74.30

Diluted earnings per common share:
Net income available to common shareholders of Mitsubishi UFJ Financial Group	¥30.43	¥28.09	¥74.16

For the fiscal year ended March 31, 2012, stock options and restricted stock units issued by Morgan Stanley could potentially dilute earnings per common share but were not included in the computation of diluted earnings per common share as they were antidilutive. All outstanding convertible preferred stock issued by Mitsubishi UFJ Merrill Lynch PB Securities Co., Ltd. were acquired by MUSHD and BTMU in December 2012 and converted into common stock.

In computing the number of the potentially dilutive common shares for the fiscal years ended March 31, 2011, 2012 and 2013, Class 11 Preferred Stock has been based on the conversion price of ¥865.9 at March 31, 2011, 2012 and 2013.